Schedule of Convertible Notes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Capitalization, Long-term Debt [Line Items]
Convertible notes, beginning balance
Amortization of debt discounts	476,891	$ 19,906	$ 30,316	$ 39,922
Convertible notes, ending balance	1,146,151
Convertible Note Payable [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Convertible notes, beginning balance
Issued for cash	2,500,000
Issued for original issue discount	250,000
Debt discount related to convertible notes	(1,578,767)
Conversion to Common Stock	(500,000)
Amortization of debt discounts	474,918
Convertible notes, ending balance	$ 1,146,151